Shareholders' Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Number of shares issued and outstanding and carrying amount of preferred stock
Shares Issued and Outstanding	72,510	65,746
Liquidation Preference	$ 2,751	$ 2,075
Discount	145	145
Carrying Amount	2,606	1,930
Series A [Member]
Number of shares issued and outstanding and carrying amount of preferred stock
Shares Issued and Outstanding	12,510	5,746
Liquidation Preference	1,251	575
Discount	145	145
Carrying Amount	1,106	430
Series B [Member]
Number of shares issued and outstanding and carrying amount of preferred stock
Shares Issued and Outstanding	40,000	40,000
Liquidation Preference	1,000	1,000
Discount	0	0
Carrying Amount	1,000	1,000
Series D [Member]
Number of shares issued and outstanding and carrying amount of preferred stock
Shares Issued and Outstanding	20,000	20,000
Liquidation Preference	500	500
Discount	0	0
Carrying Amount	$ 500	$ 500